Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2016
Trade accounts receivable	$24,112,852	$21,035,940
Less: allowance for doubtful accounts	(201,526)	(120,806)
Accounts receivable, net	$23,911,236	$20,915,134